Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Schedule of Inventories
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Robots in warehouse	$4,584,078	$4,743,645
Security equipment*	381,155	506,403
Impairment provision for inventories	(4,584,078)	(4,743,645)
Inventories	$381,155	$506,403
*	As of December 31, 2023, and June 30, 2024, the Company only had Security equipment in inventory balance.